Equity (Details) - Schedule of Basic and Diluted Earnings Per Share - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
a) Basic earnings per share
Total attributable to the shareholders of the Bank (in Pesos)	$ 1,021,650	$ 852,964	$ 579,427
Weighted average number of outstanding shares (in Shares)	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Pesos per share)	$ 5.421	$ 4.526	$ 3.075
Basic earnings per share from continuing operations (in Pesos per share)	5.421	4.526	3.075
Basic earnings per share from discontinued operations (in Pesos per share)	$ 0	$ 0	$ 0
b) Diluted earnings per share
Total attributable to the shareholders of the Bank (in Pesos)	$ 1,021,650	$ 852,964	$ 579,427
Weighted average number of outstanding shares (in Shares)	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares (in Shares)	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Pesos per share)	$ 5.421	$ 4.526	$ 3.075
Diluted earnings per share from continuing operations (in Pesos per share)	5.421	4.526	3.075
Diluted earnings per share from discontinued operations (in Pesos per share)	$ 0	$ 0	$ 0